Income taxes - Tax rates (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 subsidiary entity	Dec. 31, 2019 subsidiary entity	Dec. 31, 2018 CNY (¥) subsidiary entity
Income taxes
Income tax rate (as a percent)			25.00%
Hong Kong
Income taxes
Income tax rate (as a percent)			16.50%
PRC
Income taxes
Income tax rate (as a percent)			25.00%
Statute of limitations period (in years)			3 years
Extension period for statute of limitations under special circumstances (in years)			5 years
Underpayment of tax liability listed as special circumstance | ¥			¥ 0.1
Statute of limitations period for related party transaction (in years)			10 years
Statute of limitations period for tax evasion (in years)			0 years
VIE in Shenzhen | Subsidiaries in Shenzhen | PRC
Income taxes
Number of subsidiary | subsidiary	2	2	2
Number of VIE | entity	1	1	1
Income tax rate (as a percent)	15.00%	15.00%	15.00%